Schedule of Investments (unaudited)
November 30, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)	3,819,890	$165,248,441
Total Investment Companies (Cost: $168,911,540)		165,248,441
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(a)(b)	1,050,000	1,050,000
Total Short-Term Securities — 0.6% (Cost: $1,050,000)		1,050,000
Total Investments in Securities — 100.5% (Cost: $169,961,540)		166,298,441
Liabilities in Excess of Other Assets — (0.5)%		(833,065)
Net Assets — 100.0%		$165,465,376

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$3,370 (b)	$—	$(3,370)	$—	$—	—	$12,077 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,050,000 (b)	—	—	—	1,050,000	1,050,000	10,020	—
iShares MSCI Emerging Markets ETF	163,431,431	12,661,261	(10,376,155)	755,799	(1,223,895)	165,248,441	3,819,890	—	—
				$752,429	$(1,223,895)	$166,298,441		$22,097	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	407,331,000	USD	417,608	Morgan Stanley & Co. International PLC	12/04/24	$569
CLP	418,171,000	USD	428,842	State Street Bank & Trust Company	12/04/24	464
CNH	49,462,320	USD	6,818,044	BNP Paribas SA	12/04/24	3,195
EUR	2,528,000	USD	2,668,842	BNP Paribas SA	12/04/24	2,724
EUR	42,000	USD	44,285	Goldman Sachs & Co.	12/04/24	100
HKD	279,765,000	USD	35,953,296	Bank of America N.A.	12/04/24	6,906
HKD	4,655,000	USD	598,167	Goldman Sachs & Co.	12/04/24	174

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	22,456,773,500	USD	1,415,649	Morgan Stanley & Co. International PLC	12/04/24	$1,604
IDR	21,733,527,500	USD	1,369,645	State Street Bank & Trust Company	12/04/24	1,963
KRW	333,277,000	USD	238,006	Citibank N.A.	12/04/24	909
KRW	416,724,000	USD	297,884	Morgan Stanley & Co. International PLC	12/04/24	850
MXN	1,907,000	USD	93,544	Goldman Sachs & Co.	12/04/24	412
MXN	63,683,000	USD	3,074,158	UBS AG	12/04/24	63,443
MYR	177,000	USD	39,621	Morgan Stanley & Co. International PLC	12/04/24	195
MYR	5,329,500	USD	1,198,853	State Street Bank & Trust Company	12/04/24	19
THB	86,271,000	USD	2,491,259	BNP Paribas SA	12/04/24	24,285
THB	1,129,000	USD	32,712	Goldman Sachs & Co.	12/04/24	208
TRY	3,174,000	USD	89,540	BNP Paribas SA	12/04/24	1,848
TRY	612,000	USD	17,522	Citibank N.A.	12/04/24	99
TRY	734,000	USD	20,954	JPMorgan Chase Bank N.A.	12/04/24	180
TRY	36,766,000	USD	1,056,431	UBS AG	12/04/24	2,161
TWD	16,998,000	USD	523,052	Morgan Stanley & Co. International PLC	12/04/24	264
USD	103,526	BRL	597,000	JPMorgan Chase Bank N.A.	12/04/24	4,318
USD	3,547,598	BRL	20,610,500	Morgan Stanley & Co. International PLC	12/04/24	122,582
USD	3,493,846	BRL	20,298,500	State Street Bank & Trust Company	12/04/24	120,677
USD	415,814	CLP	399,181,000	Morgan Stanley & Co. International PLC	12/04/24	6,003
USD	452,492	CLP	435,290,000	State Street Bank & Trust Company	12/04/24	5,611
USD	2,485	CNH	18,000	Bank of New York	12/04/24	3
USD	7,185,591	CNH	51,129,320	BNP Paribas SA	12/04/24	134,459
USD	68,232	CNH	494,000	JPMorgan Chase Bank N.A.	12/04/24	105
USD	2,953,491	EUR	2,718,000	BNP Paribas SA	12/04/24	81,135
USD	26,427	EUR	25,000	JPMorgan Chase Bank N.A.	12/04/24	7
USD	1,222,672	HKD	9,503,000	BNP Paribas SA	12/04/24	1,183
USD	36,493,558	HKD	283,544,000	Citibank N.A.	12/04/24	47,615
USD	358,912	HKD	2,792,000	JPMorgan Chase Bank N.A.	12/04/24	36
USD	11,954	HKD	93,000	State Street Bank & Trust Company	12/04/24	—
USD	41,140	IDR	650,713,000	JPMorgan Chase Bank N.A.	12/04/24	73
USD	1,449,739	IDR	22,827,642,000	Morgan Stanley & Co. International PLC	12/04/24	9,081
USD	1,420,388	IDR	22,393,834,000	State Street Bank & Trust Company	12/04/24	7,107
USD	476,036	INR	40,206,000	JPMorgan Chase Bank N.A.	12/04/24	276
USD	17,247,571	INR	1,452,004,000	Morgan Stanley & Co. International PLC	12/04/24	65,936
USD	17,247,571	INR	1,452,004,000	State Street Bank & Trust Company	12/04/24	65,936
USD	9,338,768	KRW	12,837,444,500	Morgan Stanley & Co. International PLC	12/04/24	136,064
USD	9,327,369	KRW	12,837,444,500	State Street Bank & Trust Company	12/04/24	124,664
USD	3,242,650	MXN	65,307,000	HSBC Bank PLC	12/04/24	25,036
USD	1,250,630	MYR	5,461,500	Morgan Stanley & Co. International PLC	12/04/24	22,064
USD	1,252,638	MYR	5,461,500	State Street Bank & Trust Company	12/04/24	24,072
USD	2,541,812	THB	85,929,000	Citibank N.A.	12/04/24	36,240
USD	471,076	TWD	15,293,000	JPMorgan Chase Bank N.A.	12/04/24	251

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,473,351	TWD	556,802,500	Morgan Stanley & Co. International PLC	12/04/24	$331,096
USD	15,579,016	TWD	496,456,500	State Street Bank & Trust Company	12/04/24	294,630
USD	5,526,269	ZAR	97,953,000	BNP Paribas SA	12/04/24	89,825
ZAR	96,146,000	USD	5,293,734	Bank of America N.A.	12/04/24	42,421
ZAR	1,600,000	USD	88,234	Goldman Sachs & Co.	12/04/24	567
EUR	11,000	USD	11,616	State Street Bank & Trust Company	01/03/25	24
HKD	15,742,000	USD	2,023,644	Barclays Bank PLC	01/03/25	413
THB	282,000	USD	8,234	UBS AG	01/03/25	10
ZAR	300,000	USD	16,579	Deutsche Bank Securities Inc.	01/03/25	25
ZAR	3,095,000	USD	170,849	HSBC Bank PLC	01/03/25	450
IDR	2,320,037,000	USD	146,135	JPMorgan Chase Bank N.A.	01/06/25	66
KRW	194,382,000	USD	139,332	Morgan Stanley & Co. International PLC	01/06/25	192
KRW	810,963,000	USD	580,615	State Street Bank & Trust Company	01/06/25	1,480
TWD	4,526,000	USD	139,562	State Street Bank & Trust Company	01/06/25	61
USD	3,408,073	BRL	19,927,000	Morgan Stanley & Co. International PLC	01/06/25	109,500
USD	3,408,597	BRL	19,927,000	State Street Bank & Trust Company	01/06/25	110,025
USD	15,874,136	INR	1,342,872,500	Morgan Stanley & Co. International PLC	01/06/25	21,262
USD	15,877,965	INR	1,342,872,500	State Street Bank & Trust Company	01/06/25	25,091
USD	8,993,988	KRW	12,522,564,000	Morgan Stanley & Co. International PLC	01/06/25	5,501
USD	8,994,467	KRW	12,522,564,000	State Street Bank & Trust Company	01/06/25	5,979
USD	1,200,892	MYR	5,329,500	Morgan Stanley & Co. International PLC	01/06/25	424
USD	15,757,284	TWD	510,775,500	Morgan Stanley & Co. International PLC	01/06/25	310
USD	15,779,433	TWD	510,775,500	State Street Bank & Trust Company	01/06/25	22,459
						2,214,917
BRL	530,000	USD	91,914	Citibank N.A.	12/04/24	(3,839)
BRL	20,784,000	USD	3,567,165	Morgan Stanley & Co. International PLC	12/04/24	(113,316)
BRL	20,192,000	USD	3,466,745	State Street Bank & Trust Company	12/04/24	(111,274)
CLP	24,152,000	USD	24,989	Morgan Stanley & Co. International PLC	12/04/24	(194)
CLP	5,420,000	USD	5,709	State Street Bank & Trust Company	12/04/24	(145)
CNH	658,000	USD	91,138	Citibank N.A.	12/04/24	(395)
CNH	1,152,000	USD	159,610	Goldman Sachs & Co.	12/04/24	(740)
CNH	369,000	USD	51,906	HSBC Bank PLC	12/04/24	(1,018)
EUR	66,000	USD	71,741	BNP Paribas SA	12/04/24	(1,993)
EUR	90,000	USD	97,224	Deutsche Bank Securities Inc.	12/04/24	(2,112)
EUR	17,000	USD	18,380	Goldman Sachs & Co.	12/04/24	(414)
HKD	5,928,000	USD	762,868	BNP Paribas SA	12/04/24	(900)
HKD	5,584,000	USD	718,524	Goldman Sachs & Co.	12/04/24	(773)
IDR	578,411,000	USD	36,666	Goldman Sachs & Co.	12/04/24	(163)
IDR	828,420,000	USD	52,617	Morgan Stanley & Co. International PLC	12/04/24	(335)
IDR	289,206,000	USD	18,491	State Street Bank & Trust Company	12/04/24	(240)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,575,418,500	USD	18,665,099	Morgan Stanley & Co. International PLC	12/04/24	$(23,094)
INR	1,396,480,500	USD	16,541,957	State Street Bank & Trust Company	12/04/24	(17,334)
KRW	12,868,433,000	USD	9,239,772	Morgan Stanley & Co. International PLC	12/04/24	(14,853)
KRW	12,689,202,000	USD	9,106,549	State Street Bank & Trust Company	12/04/24	(10,114)
MXN	424,000	USD	21,310	Goldman Sachs & Co.	12/04/24	(419)
MXN	498,000	USD	24,749	JPMorgan Chase Bank N.A.	12/04/24	(213)
MXN	406,000	USD	20,159	State Street Bank & Trust Company	12/04/24	(156)
MYR	5,473,500	USD	1,234,058	Morgan Stanley & Co. International PLC	12/04/24	(2,793)
MYR	213,000	USD	48,534	State Street Bank & Trust Company	12/04/24	(620)
THB	565,000	USD	16,659	JPMorgan Chase Bank N.A.	12/04/24	(184)
THB	110,000	USD	3,258	Morgan Stanley & Co. LLC	12/04/24	(51)
TWD	13,593,000	USD	419,680	Goldman Sachs & Co.	12/04/24	(1,192)
TWD	520,738,500	USD	16,042,164	Morgan Stanley & Co. International PLC	12/04/24	(10,209)
TWD	517,572,500	USD	15,945,937	State Street Bank & Trust Company	12/04/24	(11,454)
USD	12,365	CLP	12,196,000	JPMorgan Chase Bank N.A.	12/04/24	(155)
USD	8,592	CLP	8,407,000	Morgan Stanley & Co. International PLC	12/04/24	(39)
USD	887	IDR	14,149,000	State Street Bank & Trust Company	12/04/24	(6)
USD	316,945	INR	26,804,000	Morgan Stanley & Co. International PLC	12/04/24	(229)
USD	10,424	INR	881,000	State Street Bank & Trust Company	12/04/24	(1)
USD	266,386	KRW	374,936,000	JPMorgan Chase Bank N.A.	12/04/24	(2,392)
USD	177,555	KRW	249,957,000	Morgan Stanley & Co. International PLC	12/04/24	(1,630)
USD	5,595	KRW	7,854,000	State Street Bank & Trust Company	12/04/24	(35)
USD	46,142	MXN	953,000	BNP Paribas SA	12/04/24	(811)
USD	30,870	MXN	636,000	JPMorgan Chase Bank N.A.	12/04/24	(465)
USD	1,072	MXN	22,000	Morgan Stanley & Co. International PLC	12/04/24	(12)
USD	24,697	MYR	110,000	Morgan Stanley & Co. International PLC	12/04/24	(48)
USD	35,939	MYR	160,000	State Street Bank & Trust Company	12/04/24	(53)
USD	24,251	THB	847,000	Morgan Stanley & Co. International PLC	12/04/24	(446)
USD	36,439	THB	1,270,000	State Street Bank & Trust Company	12/04/24	(592)
USD	830	THB	29,000	UBS AG	12/04/24	(15)
USD	1,133,805	TRY	40,205,000	Bank of America N.A.	12/04/24	(23,805)
USD	20,308	TRY	714,000	BNP Paribas SA	12/04/24	(250)
USD	10,467	TRY	367,000	JPMorgan Chase Bank N.A.	12/04/24	(100)
USD	10,749	TWD	350,000	Goldman Sachs & Co.	12/04/24	(26)
USD	79,345	ZAR	1,439,000	BNP Paribas SA	12/04/24	(520)
USD	1,699	ZAR	31,000	Goldman Sachs & Co.	12/04/24	(21)
USD	52,514	ZAR	960,000	JPMorgan Chase Bank N.A.	12/04/24	(766)
ZAR	718,000	USD	40,622	Deutsche Bank Securities Inc.	12/04/24	(772)
ZAR	640,000	USD	36,902	Goldman Sachs & Co.	12/04/24	(1,382)
ZAR	1,279,000	USD	71,247	JPMorgan Chase Bank N.A.	12/04/24	(262)
CNH	947,000	USD	130,826	BNP Paribas SA	01/03/25	(28)
MXN	3,111,000	USD	152,702	BNP Paribas SA	01/03/25	(217)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	1,228,000	USD	35,930	Bank of America N.A.	01/03/25	$(30)
USD	6,825,232	CNH	49,462,320	BNP Paribas SA	01/03/25	(6,391)
USD	106,871	CNH	774,000	UBS AG	01/03/25	(32)
USD	45,478	EUR	43,000	Bank of America N.A.	01/03/25	(25)
USD	2,672,402	EUR	2,528,000	BNP Paribas SA	01/03/25	(2,757)
USD	35,962,590	HKD	279,765,000	Bank of America N.A.	01/03/25	(8,716)
USD	630,896	HKD	4,907,000	UBS AG	01/03/25	(30)
USD	31,126	MXN	636,000	HSBC Bank PLC	01/03/25	(48)
USD	3,056,807	MXN	63,683,000	UBS AG	01/03/25	(64,602)
USD	2,454,488	THB	84,859,000	BNP Paribas SA	01/03/25	(26,334)
USD	67,053	TRY	2,403,000	BNP Paribas SA	01/03/25	(80)
USD	1,023,990	TRY	36,766,000	UBS AG	01/03/25	(3,157)
USD	5,279,256	ZAR	96,146,000	Bank of America N.A.	01/03/25	(42,132)
BRL	1,135,000	USD	188,154	Morgan Stanley & Co. International PLC	01/06/25	(274)
BRL	413,000	USD	68,891	State Street Bank & Trust Company	01/06/25	(526)
TWD	2,529,000	USD	78,020	Morgan Stanley & Co. International PLC	01/06/25	(2)
USD	428,048	CLP	417,707,000	Morgan Stanley & Co. International PLC	01/06/25	(569)
USD	420,033	CLP	409,529,000	State Street Bank & Trust Company	01/06/25	(193)
USD	1,367,329	IDR	21,743,653,500	Morgan Stanley & Co. International PLC	01/06/25	(2,879)
USD	1,367,405	IDR	21,733,527,500	State Street Bank & Trust Company	01/06/25	(2,165)
USD	63,463	INR	5,376,000	Morgan Stanley & Co. International PLC	01/06/25	(2)
USD	807,575	INR	68,442,000	State Street Bank & Trust Company	01/06/25	(396)
USD	9,217	MYR	41,000	Morgan Stanley & Co. International PLC	01/06/25	(19)
USD	1,257,400	MYR	5,586,500	State Street Bank & Trust Company	01/06/25	(958)
						(527,932)
						$1,686,985
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Currency Hedged MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$165,248,441	$—	$—	$165,248,441
Short-Term Securities
Money Market Funds	1,050,000	—	—	1,050,000
	$166,298,441	$—	$—	$166,298,441
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$2,214,917	$—	$2,214,917
Liabilities
Foreign Currency Exchange Contracts	—	(527,932)	—	(527,932)
	$—	$1,686,985	$—	$1,686,985

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand